Financial assets pledged as collateral (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets pledged as collateral (Details Text)
Financial instruments pledged as collateral and classified as available for sale - Unrealized gains	R$ 3,246,351	R$ 2,052,366
Financial instruments pledged as collateral and classified as available for sale - Unrealized losses	557,974	1,443,642
May be repledged
Financial assets pledged as collateral (Details Text)
Collateral is a conditional commitment to ensure that the contractual clauses of a repurchase agreements are complied	178,964,158	147,673,043
Sold or repledged
Financial assets pledged as collateral (Details Text)
Collateral is a conditional commitment to ensure that the contractual clauses of a repurchase agreements are complied	R$ 5,011,015	R$ 7,613,534